Note 11 - Financial Risk Management - Maximum Exposure to Credit Risk to the Carrying Value of Cash, Term Deposits, and Accounts Receivable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cash and cash equivalents	$ 160,395,000	$ 83,347,000	$ 75,424,000
Term deposits		55,000,000
Accounts receivable (Note 4)	160,000	628,000
	$ 160,555,000	$ 138,975,000